Investment Objectives and Goals	Oct. 31, 2025
FRANKLIN MUTUAL U.S. MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual U.S. Mid Cap Value Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High total return, of which capital appreciation and income are components.
FRANKLIN MUTUAL SMALL-MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual Small-Mid Cap Value Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High total return, of which capital appreciation and income are components.
FRANKLIN SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Small Cap Value Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term total return.